GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL.
GOODWILL

7.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025 were as follows:

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2024
Goodwill	3,036	2,721	5,757
Accumulated impairment loss	(4)	(435)	(439)
	3,032	2,286	5,318
Net foreign exchange-goodwill	—	(115)	(115)
Net foreign exchange-impairment loss	—	18	18
Balance at December 31, 2024
Goodwill	3,036	2,606	5,642
Accumulated impairment loss	(4)	(417)	(421)
	3,032	2,189	5,221
Net foreign exchange-goodwill	—	246	246
Net foreign exchange-impairment loss	—	(39)	(39)
Balance at December 31, 2025
Goodwill	3,036	2,852	5,888
Accumulated impairment loss	(4)	(456)	(460)
	3,032	2,396	5,428

As of December 31, 2024 and 2025, the estimated fair value of legacy Huazhu exceeded over 100% of its carrying value. As of December 31, 2024 and 2025, the estimated fair value of legacy DH exceeded its carrying value by 36% and 70%, respectively. A 5% decline in the underlying projected cash flows or increase in the discount rate would not result in an impairment loss in 2024 and 2025.